Consolidated income statement - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated income statement
Net sales	€ 22,563	€ 23,147	€ 23,641
Cost of sales	(14,117)	(14,008)	(15,117)
Gross profit	8,446	9,139	8,524
Research and development expenses	(4,620)	(4,916)	(4,997)
Selling, general and administrative expenses	(3,463)	(3,615)	(3,767)
Other income	290	363	117
Other expenses	(712)	(955)	(977)
Operating profit/(loss)	(59)	16	(1,100)
Share of results of associated companies and joint ventures	12	11	18
Financial income and expenses	(313)	(537)	(287)
Loss before tax	(360)	(510)	(1,369)
Income tax (expense)/benefit	(189)	(927)	457
(Loss)/profit for the year from Continuing operations	(549)	(1,437)	(912)
(Loss)/profit for the year from Continuing operations attributable to:
Equity holders of the parent	(554)	(1,473)	(751)
Non-controlling interests	5	36	(161)
(Loss)/profit for the year from Continuing operations	(549)	(1,437)	(912)
(Loss)/profit for the year from Discontinued operations attributable to:
Equity holders of the parent	214	(21)	(15)
(Loss)/profit for the year from Discontinued operations	214	(21)	(15)
(Loss)/profit for the year attributable to:
Equity holders of the parent	(340)	(1,494)	(766)
Non-controlling interests	5	36	(161)
(Loss)/profit for the year	€ (335)	€ (1,458)	€ (927)
Basic earnings per share
Continuing operations (in dollars per share)	€ (0.10)	€ (0.26)	€ (0.13)
Discontinued operations (in dollars per share)	0.04	0.00	0.00
Loss for the year (in dollars per share)	(0.06)	(0.26)	(0.13)
Diluted earnings per share
Continuing operations (in dollars per share)	(0.10)	(0.26)	(0.13)
Discontinued operations (in dollars per share)	0.04	0.00	0.00
Loss for the year	€ (0.06)	€ (0.26)	€ (0.13)
Basic
Continuing operations (in shares)	5,588,020	5,651,814	5,732,371
Discontinued operations (in shares)	5,588,020	5,651,814	5,732,371
Loss for the year, Basic (in shares)	5,588,020	5,651,814	5,732,371
Diluted
Continuing operations (in shares)	5,588,020	5,651,814	5,741,117
Discontinued operations (in shares)	5,612,477	5,651,814	5,741,117
Loss for the year, Diluted (in shares)	5,588,020	5,651,814	5,741,117